Condensed Interim Statements of Cash Flows - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net income for the period	R$ 814	R$ 1,083
Adjustments to reconcile net income for the period to net cash flows
Deferred income tax and social contribution	24	(32)
Loss (gain) on disposal of property, plant and equipment and leasing write-off	32	(14)
Depreciation and amortization	700	499
Financial charges	1,204	615
Share of profit of associate	(34)	(41)
Reversal of provision for legal proceedings	(23)	(18)
Provision for stock option	11	9
Provision for allowance for inventory losses and damages	280	210
Allowance for doubtful accounts	3	2
Adjustments to reconcile profit (loss)	3,011	2,313
Variations in operating assets and liabilities
Trade receivables	(191)	(54)
Inventories	(1,947)	(931)
Recoverable taxes	(406)	(133)
Restricted deposits for legal proceedings	48	13
Other assets	(21)	(161)
Trade payables, net	2,114	252
Payroll and related taxes	191	125
Related parties	101	107
Provision for legal proceedings	(36)	(40)
Taxes and social contributions payable	64	160
Deferred revenue	(78)	(146)
Dividends received	16
Other liabilities	38	(9)
Income tax and social contribution, paid		(374)
Cash flows from (used in) operations	(107)	(1,191)
Net cash generated by operating activities	2,904	1,122
Cash flow investment activities
Purchase of property, plant and equipment	(3,046)	(1,557)
Purchase of intangible assets	(629)	(38)
Proceeds from the sale of property, plant and equipment		211
Acquisition of assets held for sale	(250)
Proceeds from the sale of assets held for sale	485
Net cash used in investment activities	(3,440)	(1,384)
Cash flow financing activities
Capital contribution	6	26
Proceeds from borrowings and financing	3,560	4,353
Payment of borrowings and financing	(119)	(4,071)
Payment of interest of borrowings and financing	(426)	(297)
Dividends and interest on equity paid	(168)	(85)
Payment of lease liabilities	(625)	(311)
Payment of interest of lease liabilities	(32)	(4)
Net cash generated by (used in) financing activities	2,196	(389)
Net increase (decrease) in cash and cash equivalents	1,660	(651)
Cash and cash equivalents at the beginning of the period	2,550	3,532
Cash and cash equivalents at the end of the period	R$ 4,210	R$ 2,881